Cash and Bank Balances (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2026	December 31, 2025
	US$	US$
Cash and bank balances	5,185,248	940,963